Leases - Summary of Changes in the Carrying Value of ROU Asset (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 166,766
Ending balance	142,623	$ 166,766
Premises [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	166,581
Ending balance	142,351	166,581
Computers [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4
Ending balance	0	4
Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	8
Ending balance	5	8
Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	173
Ending balance	267	173
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	219,781	184,420
Additions	5,836	26,454
On acquisition (Refer Note 4(b))	1,528
Terminations/modifications	3,174	(1,015)
Translation adjustments	(9,257)	9,922
Ending balance	221,062	219,781
Gross carrying amount [member] | Premises [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	219,078	183,839
Additions	5,620	26,336
On acquisition (Refer Note 4(b))	1,528
Terminations/modifications	3,174	(985)
Translation adjustments	(9,215)	9,888
Ending balance	220,185	219,078
Gross carrying amount [member] | Computers [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	39	34
On acquisition (Refer Note 4(b))	0
Translation adjustments	1	5
Ending balance	40	39
Gross carrying amount [member] | Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	25	32
On acquisition (Refer Note 4(b))	0
Terminations/modifications	0	(8)
Translation adjustments	(1)	1
Ending balance	24	25
Gross carrying amount [member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	639	515
Additions	216	118
On acquisition (Refer Note 4(b))	0
Terminations/modifications	0	(22)
Translation adjustments	(42)	28
Ending balance	813	639
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	53,015	25,322
Depreciation	28,213	27,443
Terminations/modifications	(47)	(1,517)
Translation adjustments	(2,742)	1,767
Ending balance	78,439	53,015
Accumulated depreciation [member] | Premises [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	52,497	25,015
Depreciation	28,100	27,236
Terminations/modifications	(47)	(1,503)
Translation adjustments	(2,716)	1,749
Ending balance	77,834	52,497
Accumulated depreciation [member] | Computers [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	35	16
Depreciation	4	16
Translation adjustments	1	3
Ending balance	40	35
Accumulated depreciation [member] | Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	17	12
Depreciation	3	10
Terminations/modifications	0	(5)
Translation adjustments	(1)
Ending balance	19	17
Accumulated depreciation [member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	466	279
Depreciation	106	181
Terminations/modifications	0	(9)
Translation adjustments	(26)	15
Ending balance	$ 546	$ 466